Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Union Street Trust II
Entity Central Index Key	0000880797
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Money Market Fund
Class Name	Fidelity® Municipal Money Market Fund
Trading Symbol	FTEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Money Market Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Money Market Fund	$ 39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Net Assets	$ 3,851,130,879
Holdings Count | shares	607
Advisory Fees Paid, Amount	$ 14,873,572
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$3,851,130,879
Number of Holdings	607
Total Advisory Fee	$14,873,572

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 20.5 8-30 57.1 31-60 7.3 61-90 3.2 91-180 2.5 >180 10.3 Variable Rate Demand Notes (VRDNs) 34.7 Tender Option Bond 30.7 Municipal Securities 15.3 Commercial Paper 7.8 Net Other Assets (Liabilities) 11.5 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 34.7 Tender Option Bond - 30.7 Municipal Securities - 15.3 Commercial Paper - 7.8 Net Other Assets (Liabilities) - 11.5